CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTES
Disclosure Of Convertible Promissory Notes [Text Block]

19.  CONVERTIBLE PROMISSORY NOTES

2025 Convertible Notes

During the year ended December 31, 2020, the Company entered into agreements with a group of investors led by Goldman Sachs Asia Strategic Pte. Ltd. (the “Purchasers”) to issue the Company’s convertible promissory note (the “2025 Convertible Notes”) for total gross proceeds of US$200,000. The 2025 Convertible Notes will mature in five years and, bear interest at the rate of 2% per annum from the issuance date which will be payable semiannually in arrears in cash.

Conversion

Purchasers have the option to convert all or a portion of the outstanding 2025 Convertible Notes and any accrued and unpaid interest, into ADSs at the conversion price at any time. The conversion price will initially be US$12.00 per ADS or will be subject to customary adjustments when the decrease in VWAP exceeds certain threshold. In addition, the conversion price will be adjusted in the event when the Company makes certain dilutive issuances of shares.

Redemption upon maturity

Unless previously redeemed or converted, the Company shall redeem the 2025 Convertible Notes on the maturity date in an amount equal to the sum of (i) 115% of the then outstanding principal amount of the 2025 Convertible Notes and (ii) the interest accrued but unpaid on the maturity date. The Company may not redeem the 2025 Convertible Notes at its option prior to the maturity date.

Early redemption at the option of the Purchasers

If any portion of the outstanding principal amount of the 2025 Convertible Notes has not been converted by the third anniversary of the date of issuance of the 2025 Convertible Notes, the Purchasers at their sole discretion will have the right to require the Company to redeem, in whole or in part, the outstanding principal amount of the 2025 Convertible Notes which has not been converted previously in an amount equal to the sum of (i) 109% of the outstanding principal amount and (ii) the interest accrued but unpaid on the outstanding principal amount.

The Company elected to account for the 2025 Convertible Notes at fair value as a whole. Issuance costs including underwriting commissions and offering expenses were approximately RMB18,932, which were recognized in earnings as incurred.

During the year ended December 31, 2020 and 2021, Purchasers of the 2025 Convertible Notes exercised the right to convert 23,710,140 and 42,401,010 newly issued Class A ordinary shares at the conversion price of US$12 per ADS. Upon conversion, the fair value of converted portion was RMB720,547 and RMB1,639,806 (US$257,321), respectively. Issuance costs were approximately RMB2,939 and nil, respectively, which were credited to capital accounts with the changes in the fair value up to the conversion date recorded in earning.

The interest expense on the convertible promissory was recorded based on the stated rate of 2% in the interest expense within the consolidated statements of operations. For the years ended December 31, 2020 and 2021, the interest expense was RMB18,880 and RMB9,703 (US$1,523), respectively.

As of December 31, 2020 and 2021, the fair value of the remaining 2025 Convertible Notes was RMB3,014,057 and RMB513,754 (US$80,619), respectively. The changes in fair value (loss) gain of convertible promissory notes of RMB(2,544,220) and RMB829,149 (US$130,112) were recognized in the changes in the fair value of convertible promissory notes in the consolidated statement of operations for the year ended December 31, 2020 and 2021, respectively. The fair value changes related to instrument-specific credit risk is nil and nil for the years ended December 31, 2020 and 2021, respectively.

19.  CONVERTIBLE PROMISSORY NOTES (CONTINUED)

2026 Convertible Notes

In January 2021, the Company issued US$600,000 principal amount 0.00% convertible senior notes including US$75,000 sold upon the exercise of the over-allotment option (the “2026 Convertible Notes”). The 2026 Convertible Notes will mature on February 1, 2026 unless redeemed, repurchased or converted prior to such date.

Holders may convert their 2026 Convertible Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2021 (and only during such calendar quarter), if the last reported sale price of ADSs’, each representing six Class A ordinary shares of the Company, par value US$0.00001 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of the 2026 Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the 2026 Convertible Notes for a tax or optional redemption; or (4) upon the occurrence of specified corporate events. On or after August 1, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2026 Convertible Notes at any time. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election. If the Company satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and ADSs, the amount of cash and ADSs, if any, due upon conversion will be based on a daily conversion value calculated on a proportionate basis for each trading day in a 40 trading day observation period.

The initial conversion rate of the 2026 Convertible Notes is 18.3574 of the Company’s ADS per US$1,000 principal amount of the 2026 Convertible Notes (which is equivalent to an initial conversion price of approximately US$54.47 per ADS). The conversion rate will be subject to adjustment in some events. In addition, following certain corporate events that occur prior to the maturity date, if a make-whole fundamental change occurs prior to the maturity date of the 2026 Convertible Notes, or under certain circumstances upon a tax redemption or the Company’s optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2026 Convertible Notes in connection with such corporate event, such make-whole fundamental change or such notice of tax redemption or notice of optional redemption, as the case may be. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs (plus cash in lieu of a fractional ADS) or a combination of cash and ADSs, at its election. The conversion option may be settled in cash, ADSs, or a combination of cash and ADSs at the Company’s option.

The Company may not redeem the 2026 Convertible Notes prior to February 6, 2024 unless certain tax-related events occur. On or after February 6, 2024 and on or prior to the 40th scheduled trading day immediately before the maturity date, the Company may redeem for cash all or part of the 2026 Convertible Notes, at its option, if the last reported sale price of the Company’s ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provides notice of redemption; and (ii) the trading day immediately preceding the date the Company sends such notice. Holders of the notes have the right to require the Company to repurchase for cash all of their 2026 Convertible Notes, or any portion of the principal thereof, on February 1, 2024 or in the event of certain fundamental changes. The redemption price will equal 100% of the principal amount of the 2026 Convertible Notes to be redeemed, plus any accrued and unpaid special interest, if any, to, but not including, the redemption date. No sinking fund is provided for the 2026 Convertible Notes.

19.  CONVERTIBLE PROMISSORY NOTES (CONTINUED)

2026 Convertible Notes (Continued)

ASU 2020-06 simplified an issuer’s accounting for convertible instrument by eliminating the cash conversion and beneficial conversion feature models in ASC 470-20, Debt with Conversion and Other Options, that requires separate accounting for such conversion features. Results for reporting periods beginning after January 1, 2021 are presented under ASU 2020-06, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting. The impact of adopting the new guidance was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2021.

The 2026 Convertible Notes was accounted for as one unit of liability account using amortized cost method under ASU 2020-06, with no embedded derivative features being bifurcated.

The gross proceeds from issuance of the 2026 Convertible Notes were US$600,000. Debt issuance costs including underwriting commissions and offering expenses were approximately US$13,841, which were presented as deduction from liability and amortized into interest expense over the remaining period of 5 years. As of December 31, 2021, the net carrying amount of the 2026 Convertible Notes was RMB3,753,197 (US$588,959). For the year ended December 31, 2021, the coupon interest expense was nil and the amortization of debt discount and issuance costs was RMB16,216 (US$2,544). The effective interest rate was 0.47% for the year ended December 31, 2021.